INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Profit (loss) before taxes
Domestic	$ 168,668	$ (59,797)	$ 78,677
Foreign	41,930	18,392	(104,791)
PROFIT (LOSS) BEFORE INCOME TAX	$ 210,598	$ (41,405)	$ (26,114)